UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues	$ 14,626	$ 11,235	$ 28,098	$ 21,064
Direct operating costs	(13,674)	(10,549)	(26,269)	(19,527)
General and administrative expenses	(310)	(253)	(610)	(504)
Interest income (expense), net	(556)	(351)	(1,016)	(699)
Equity accounted income (loss), net	41	7	91	36
Impairment reversal (expense), net	78	0	78	(201)
Gain (loss) on acquisitions/dispositions, net	0	16	0	1,823
Other income (expense), net	(218)	(97)	(317)	(58)
Income (loss) before income tax	(13)	8	55	1,934
Income tax (expense) recovery
Current	(75)	(118)	(154)	(311)
Deferred	382	81	412	115
Net income (loss)	294	(29)	313	1,738
Attributable to:
Limited partners	49	(50)	63	231
Non-controlling interests attributable to:
Redemption-exchange units	46	(44)	58	205
Special limited partners	0	79	0	79
Preferred shares	0	0	0	0
BBUC exchangeable shares	48	0	50	0
Interest of others in operating subsidiaries	151	(14)	142	1,223
Net income (loss)	$ 294	$ (29)	$ 313	$ 1,738
Basic earnings (loss) per limited partner unit (in usd per share)	$ 0.65	$ (0.63)	$ 0.83	$ 2.94
Diluted earnings (loss) per limited partner unit (in dollars per share)	$ 0.65	$ (0.63)	$ 0.83	$ 2.94